Related-party transactions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 204	€ 158	€ 232
Non-recourse third-party receivables sold from PMC	243	235	177
PMC [Member]
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 191	€ 150	€ 154
PMC [Member] | Philips Electronics North America Corporation [Member]
Related-party transactions [Line Items]
Proportion of ownership interest in associate	40.00%
De Lage Landen Financial Services, Inc. (DLL) [Member]
Related-party transactions [Line Items]
Proportion of ownership interest in associate	60.00%
Bottom of range [member]
Related-party transactions [Line Items]
Presumed significant influence, voting rights		20.00%	20.00%
Top of range [member]
Related-party transactions [Line Items]
Presumed significant influence, voting rights		50.00%	50.00%